Shareholder Fees {- Fidelity® Connecticut Municipal Income Fund}	Jan. 29, 2021 USD ($)
11.30 Fidelity Connecticut Municipal Funds - Combo PRO-12 | Fidelity® Connecticut Municipal Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none